REDEEMABLE CONVERTIBLE PREFERRED STOCK - Redeemable Convertible Preferred Stock (Details) - USD ($)		3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	May 09, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	May 31, 2022
Redeemable Convertible Preferred Stock
Par value per share								$ 0.0001
Shares Authorized								7,636,950
Stock-based compensation expense		$ 343,462	$ 4,000	$ 569,597	$ 4,000		$ 2,156,915	$ 4,712
Shares outstanding								7,314,578
Liquidation amount								$ 52,482,999
Stock-based compensation				$ 569,597	$ 4,000		$ 2,157,000	$ 4,712
Preferred stock shares outstanding		0		0		0	0
PubCo Merger
Redeemable Convertible Preferred Stock
Issuance of Common Stock - Lakeshore Public Stock Holders (in shares)							11,300,000
Series B Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock
Par value per share								$ 0.0001
Shares Authorized								7,610,700
Shares issued								7,288,333
Issuance of redeemable convertible preferred stock							161,112
Shares outstanding								7,288,333
Liquidation amount								$ 26,237,999
Series A Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock
Par value per share						$ 10	$ 10	$ 0.0001	$ 10
Shares Authorized								26,250	5,945
Shares issued								26,245
Stock-based compensation expense							$ 2,145,000	$ 0
Issuance of redeemable convertible preferred stock	10,029
Shares outstanding								26,245
Liquidation amount								$ 26,245,000
Stock-based compensation						$ 2,145,000
Series A and B Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock
Preferred stock shares outstanding						0	0